UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial period	☐

Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period	☐

Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period for January 1, 2016 to December 31, 2016	☒

February 8, 2017

(Date of report)

DEXIA HOLDINGS, INC.(1)

(Exact name of securitizer as specified in its charter)

N/A	0001696879
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Anthony Mauro, 212-705-0725

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

(1)  Dexia Holdings, Inc. (“Dexia”) is filing this Form ABS-15G on behalf of its previously dissolved affiliate, Dexia Real Estate Capital Markets, a Delaware corporation (“DRECM”) in its capacity as securitizer of the transactions more particularly described on Exhibit 2 , which are covered by this report (the “Transactions”).  This report only contains information relating to the Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Dexia or DRECM may have acted as securitizer.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01.                                        Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02.                                        Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Dexia Holdings, Inc. has indicated by check mark that there is no activity to report for the annual period.

Item 1.03.                                        Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 2.                                                         Exhibits

The following is filed as an Exhibit to this Report under ABS-15G: ITEM 99.1 - Transactions

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DEXIA HOLDINGS, INC.
(Securitizer)

Date: February 8, 2017	By:	/s/ Anthony Mauro
Name: Anthony Mauro
Title: Chief Financial Officer

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